Stock-Based Compensation - Summary of Stock Awards Activity Other Than Options (Detail) shares in Thousands	3 Months Ended
Jun. 30, 2020 $ / shares shares
Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Interests, Balance | shares
Number of Shares, Granted | shares	3,884,602
Number of Interests, Balance | shares	3,884,602
Weighted Average Grant Date Fair Value per Profit Interest, Balance | $ / shares
Weighted Average Grant Date Fair Value, Granted | $ / shares	89,032
Weighted Average Grant Date Fair Value per Profit Interest, Balance | $ / shares	$ 89,032
Service Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Interests, Balance | shares
Number of Shares, Granted | shares	1,647,428
Number of Shares, Vested | shares	53,132
Number of Interests, Balance | shares	1,594,296
Weighted Average Grant Date Fair Value per Profit Interest, Balance | $ / shares
Weighted Average Grant Date Fair Value, Granted | $ / shares	5,571
Weighted Average Grant Date Fair Value, Vested | $ / shares	147
Weighted Average Grant Date Fair Value per Profit Interest, Balance | $ / shares	$ 5,424